BNY Mellon Absolute Insight Core Plus Fund

Incorporated herein by reference are the above-referenced fund’s As Revised Prospectus for Classes A, C, I and Y shares, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 5, 2018 (SEC Accession No. 0001635295-18-000004).